CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2014		75,069	105,831,718
Balance, value at Dec. 31, 2014	$ 1,266,510	$ 0	$ 11	$ 721,465	$ 432,065	$ (578)	$ 1,152,963	$ 113,547
Net loss	(126,067)				(134,112)		(134,112)	8,045
Total other comprehensive income	133					133	133
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 16), shares		(1,134)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 16), shares			1,134,000
Stock-based compensation expenses, (Note 16) shares			3,711,678
Stock-based compensation expenses, (Note 16) value	5,578			5,578			5,578
Cancellation of shares (Note 16), shares			(9,319)
Acquisition of treasury stock (Note 16), shares			(199,324)
Acquisition of treasury stock (Note 16), value	(252)			(252)			(252)
Dividends declared/ paid	(35,350)				(35,350)		(35,350)
Balance, shares at Dec. 31, 2015		73,935	110,468,753
Balance, value at Dec. 31, 2015	1,110,552	$ 0	$ 11	726,791	262,603	(445)	988,960	121,592
Net loss	(300,149)				(303,823)		(303,823)	3,674
Total other comprehensive income	445					445	445
Tender Offer - Redemption of preferred stock (Note 16), shares		(24,431)
Tender Offer - Redemption of preferred stock (Note 16), shares			7,589,176
Tender Offer - Redemption of preferred stock (Note 16), value	(9,323)		$ 1	(50,888)	41,564		(9,323)
Stock-based compensation expenses, (Note 16) shares			24,970
Stock-based compensation expenses, (Note 16) value	3,446			3,446			3,446
Cancellation of shares (Note 16), shares			(2,908)
Acquisition of treasury stock (Note 16), shares			(948,584)
Acquisition of treasury stock (Note 16), value	(818)			(818)			(818)
Dividends declared/ paid	(600)				(600)		(600)
Balance, shares at Dec. 31, 2016		49,504	117,131,407
Balance, value at Dec. 31, 2016	803,553	$ 0	$ 12	678,531	(256)	0	678,287	125,266
Net loss	(164,787)				(165,910)		(165,910)	1,123
Total other comprehensive income	2					2	2
Tender Offer - Redemption of preferred stock (Note 16), shares		(766)
Tender Offer - Redemption of preferred stock (Note 16), shares			625,815
Tender Offer - Redemption of preferred stock (Note 16), value	(571)			(716)	145		(571)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 16), shares		(2,436)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 16), shares			1,790,150
Stock-based compensation expenses, (Note 16) shares			843,332
Stock-based compensation expenses, (Note 16) value	4,296			4,296			4,296
Cancellation of shares (Note 16), value	(6)			(6)			(6)
Cancellation of shares (Note 16), shares			(4,232)
Dividends paid to Noncontrolling Shareholders	(25,323)							(25,323)
Balance, shares at Dec. 31, 2017		46,302	120,386,472
Balance, value at Dec. 31, 2017	$ 617,164	$ 0	$ 12	$ 682,105	$ (166,021)	$ 2	$ 516,098	$ 101,066